Document and Entity Information	Feb. 23, 2025
Cover [Abstract]
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE CO OF AMERICA
Amendment Flag	false
Entity Central Index Key	0000835357
Document Type	8-K
Document Period End Date	Feb. 23, 2025
Entity Incorporation State Country Code	AZ
Entity File Number	333-65423
Entity Tax Identification Number	86-0222062
Entity Address, Address Line One	8501 IBM Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28262
City Area Code	(212)
Local Phone Number	554-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false